Subsequent Events - Additional Information (FY) (Details) - $ / shares	Jan. 29, 2025	Jan. 06, 2025	Aug. 03, 2023	Jun. 30, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Issuance of shares of common stock	250,000				2,140,000	1,890,000	1,850,000
Common stock, shares authorized					55,000,000	55,000,000	55,000,000
Preferred stock, fixed interest rate (percentage)				10.875%
Series B Cumulative Redeemable Preferred Shares
Subsequent Event [Line Items]
Issuance of shares of common stock	249,990
Preferred stock, fixed interest rate (percentage)	12.50%		12.50%
Merger Agreement
Subsequent Event [Line Items]
Issuance of shares of common stock		1,410,000
Common stock, shares authorized		1,410,000
Merger Agreement | Series D Preferred Stock
Subsequent Event [Line Items]
Preferred stock, fixed interest rate (percentage)		8.00%
Liquidation preference		$ 10
Subsequent Event
Subsequent Event [Line Items]
Issuance of shares of common stock	250,000
Subsequent Event | Regional and SunLink
Subsequent Event [Line Items]
Ownership percentage by parent		57.00%
Subsequent Event | Series D Preferred Stock | Regional and SunLink
Subsequent Event [Line Items]
Ownership percentage by parent		57.00%
Subsequent Event | Series B Cumulative Redeemable Preferred Shares
Subsequent Event [Line Items]
Issuance of shares of common stock	249,990
Preferred stock, fixed interest rate (percentage)	12.50%
Subsequent Event | Merger Agreement
Subsequent Event [Line Items]
Issuance of shares of common stock		1,410,000
Common stock, shares authorized		1,410,000
Subsequent Event | Merger Agreement | Series D Preferred Stock
Subsequent Event [Line Items]
Preferred stock, fixed interest rate (percentage)		8.00%
Liquidation preference		$ 10